Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income / (loss)	€ 711	€ 2,469	€ 438
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(32)	8	8
Remeasurements of defined benefit plans	(134)	224	(392)
Income tax relating to items that will not be reclassified	(8)	(166)	86
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(2,138)	1,283	854
(Gains) / losses transferred to income statement on disposal and impairment of available-for- sale investments	66	(1,330)	(2,122)
Changes in cash flow hedging reserve	5	(853)	(54)
Movement in foreign currency translation and net foreign investment hedging reserves	602	(2,149)	69
Equity movements of joint ventures	9	(15)	9
Equity movements of associates	(1)	(5)	3
Disposal of group assets	36	7
Income tax relating to items that may be reclassified	493	951	225
Other	(2)	9	12
Total other comprehensive income / (loss)	(1,104)	(2,038)	(1,301)
Total comprehensive income / (loss)	(393)	431	(863)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	(395)	435	(878)
Non-controlling interests	2	(3)	15
Total comprehensive income / (loss)	€ (393)	€ 431	€ (863)